Financial Instruments (Fair Value Measurement) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Noncurrent investments:
Equity investments without readily determinable fair values	$ 414.7
Investments (Note 7)	2,005.4	$ 5,666.5
Contingent consideration liabilities:
Change on the fair value of contingent consideration	199.7	203.1
Quoted Prices in Active Markets for Identical Assets (Level 1) | Designated as Hedging Instrument | Interest Rate Contract
Risk-management instruments
Other current liabilities		0.0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Designated as Hedging Instrument | Cross-currency interest rate swaps
Risk-management instruments
Other receivables	0.0
Sundry	0.0
Significant Other Observable Inputs (Level 2) | Designated as Hedging Instrument | Interest Rate Contract
Risk-management instruments
Other current liabilities		(0.2)
Significant Other Observable Inputs (Level 2) | Designated as Hedging Instrument | Cross-currency interest rate swaps
Risk-management instruments
Other receivables	69.2
Sundry	8.2
Significant Unobservable Inputs (Level 3) | Designated as Hedging Instrument | Interest Rate Contract
Risk-management instruments
Other current liabilities		0.0
Significant Unobservable Inputs (Level 3) | Designated as Hedging Instrument | Cross-currency interest rate swaps
Risk-management instruments
Other receivables	0.0
Sundry	0.0
Portion at Other than Fair Value Measurement
Statement [Line Items]
Cash equivalents	5,727.1	4,763.9
Carrying Amount
Statement [Line Items]
Cash equivalents	5,727.1	4,763.9
Short-term investments:
Short-term investments	88.2	1,497.9
Noncurrent investments:
Investments (Note 7)	2,005.4
Available-for-sale Securities, Noncurrent, Total		5,666.5
Contingent consideration liabilities:
Other current liabilities		(206.7)
Carrying Amount | Designated as Hedging Instrument | Interest Rate Contract
Risk-management instruments
Other receivables		0.8
Sundry	4.5	35.1
Other current liabilities	(22.3)	(0.2)
Other noncurrent liabilities	(19.0)	(10.5)
Carrying Amount | Designated as Hedging Instrument | Cross-currency interest rate swaps
Risk-management instruments
Other receivables	69.2
Sundry	8.2
Other current liabilities	(9.2)	(33.4)
Other noncurrent liabilities	(25.8)	(26.0)
Carrying Amount | Not Designated as Hedging Instrument | Foreign Exchange Contract
Risk-management instruments
Other receivables	11.3	26.8
Other current liabilities	(16.3)	(36.0)
Fair Value
Statement [Line Items]
Cash equivalents	5,727.1	4,763.9
Contingent consideration liabilities:
Other current liabilities		(206.7)
Fair Value | Designated as Hedging Instrument | Interest Rate Contract
Risk-management instruments
Other receivables		0.8
Sundry	4.5	35.1
Other current liabilities	(22.3)	(0.2)
Other noncurrent liabilities	(19.0)	(10.5)
Fair Value | Designated as Hedging Instrument | Cross-currency interest rate swaps
Risk-management instruments
Other receivables	69.2
Sundry	8.2
Other current liabilities	(9.2)	(33.4)
Other noncurrent liabilities	(25.8)	(26.0)
Fair Value | Not Designated as Hedging Instrument | Foreign Exchange Contract
Risk-management instruments
Other receivables	11.3	26.8
Other current liabilities	(16.3)	(36.0)
Fair Value | Quoted Prices in Active Markets for Identical Assets (Level 1)
Statement [Line Items]
Cash equivalents	5,727.1	4,712.4
Contingent consideration liabilities:
Other current liabilities		0.0
Fair Value | Quoted Prices in Active Markets for Identical Assets (Level 1) | Designated as Hedging Instrument | Interest Rate Contract
Risk-management instruments
Other receivables		0.0
Sundry	0.0	0.0
Other current liabilities	0.0
Other noncurrent liabilities	0.0	0.0
Fair Value | Quoted Prices in Active Markets for Identical Assets (Level 1) | Designated as Hedging Instrument | Cross-currency interest rate swaps
Risk-management instruments
Other current liabilities	0.0	0.0
Other noncurrent liabilities	0.0	0.0
Fair Value | Quoted Prices in Active Markets for Identical Assets (Level 1) | Not Designated as Hedging Instrument | Foreign Exchange Contract
Risk-management instruments
Other receivables	0.0	0.0
Other current liabilities	0.0	0.0
Fair Value | Significant Other Observable Inputs (Level 2)
Statement [Line Items]
Cash equivalents	0.0	51.5
Contingent consideration liabilities:
Other current liabilities		0.0
Fair Value | Significant Other Observable Inputs (Level 2) | Designated as Hedging Instrument | Interest Rate Contract
Risk-management instruments
Other receivables		0.8
Sundry	4.5	35.1
Other current liabilities	(22.3)
Other noncurrent liabilities	(19.0)	(10.5)
Fair Value | Significant Other Observable Inputs (Level 2) | Designated as Hedging Instrument | Cross-currency interest rate swaps
Risk-management instruments
Other current liabilities	(9.2)	(33.4)
Other noncurrent liabilities	(25.8)	(26.0)
Fair Value | Significant Other Observable Inputs (Level 2) | Not Designated as Hedging Instrument | Foreign Exchange Contract
Risk-management instruments
Other receivables	11.3	26.8
Other current liabilities	(16.3)	(36.0)
Fair Value | Significant Unobservable Inputs (Level 3)
Statement [Line Items]
Cash equivalents	0.0	0.0
Contingent consideration liabilities:
Other current liabilities		(206.7)
Fair Value | Significant Unobservable Inputs (Level 3) | Designated as Hedging Instrument | Interest Rate Contract
Risk-management instruments
Other receivables		0.0
Sundry	0.0	0.0
Other current liabilities	0.0
Other noncurrent liabilities	0.0	0.0
Fair Value | Significant Unobservable Inputs (Level 3) | Designated as Hedging Instrument | Cross-currency interest rate swaps
Risk-management instruments
Other current liabilities	0.0	0.0
Other noncurrent liabilities	0.0	0.0
Fair Value | Significant Unobservable Inputs (Level 3) | Not Designated as Hedging Instrument | Foreign Exchange Contract
Risk-management instruments
Other receivables	0.0	0.0
Other current liabilities	0.0	0.0
U.S. government and agency securities | Portion at Other than Fair Value Measurement
Short-term investments:
Short-term investments, debt securities	17.1	218.2
Noncurrent investments:
Noncurrent investments, debt securities	153.6	365.0
U.S. government and agency securities | Carrying Amount
Short-term investments:
Short-term investments, debt securities	16.9	217.8
Noncurrent investments:
Noncurrent investments, debt securities	149.1	360.0
U.S. government and agency securities | Fair Value
Short-term investments:
Short-term investments, debt securities	16.9	217.8
Noncurrent investments:
Noncurrent investments, debt securities	149.1	360.0
U.S. government and agency securities | Fair Value | Quoted Prices in Active Markets for Identical Assets (Level 1)
Short-term investments:
Short-term investments, debt securities	16.9	217.8
Noncurrent investments:
Noncurrent investments, debt securities	149.1	360.0
U.S. government and agency securities | Fair Value | Significant Other Observable Inputs (Level 2)
Short-term investments:
Short-term investments, debt securities	0.0	0.0
Noncurrent investments:
Noncurrent investments, debt securities	0.0	0.0
U.S. government and agency securities | Fair Value | Significant Unobservable Inputs (Level 3)
Short-term investments:
Short-term investments, debt securities	0.0	0.0
Noncurrent investments:
Noncurrent investments, debt securities	0.0	0.0
Corporate debt securities | Portion at Other than Fair Value Measurement
Short-term investments:
Short-term investments, debt securities	62.6	1,183.2
Noncurrent investments:
Noncurrent investments, debt securities	587.8	3,473.5
Corporate debt securities | Carrying Amount
Short-term investments:
Short-term investments, debt securities	62.2	1,182.3
Noncurrent investments:
Noncurrent investments, debt securities	568.0	3,464.3
Corporate debt securities | Fair Value
Short-term investments:
Short-term investments, debt securities	62.2	1,182.3
Noncurrent investments:
Noncurrent investments, debt securities	568.0	3,464.3
Corporate debt securities | Fair Value | Quoted Prices in Active Markets for Identical Assets (Level 1)
Short-term investments:
Short-term investments, debt securities	0.0	0.0
Noncurrent investments:
Noncurrent investments, debt securities	0.0	0.0
Corporate debt securities | Fair Value | Significant Other Observable Inputs (Level 2)
Short-term investments:
Short-term investments, debt securities	62.2	1,182.3
Noncurrent investments:
Noncurrent investments, debt securities	568.0	3,464.3
Corporate debt securities | Fair Value | Significant Unobservable Inputs (Level 3)
Short-term investments:
Short-term investments, debt securities	0.0	0.0
Noncurrent investments:
Noncurrent investments, debt securities	0.0	0.0
Mortgage-backed securities | Portion at Other than Fair Value Measurement
Noncurrent investments:
Noncurrent investments, debt securities	114.5	204.2
Mortgage-backed securities | Carrying Amount
Noncurrent investments:
Noncurrent investments, debt securities	111.4	202.4
Mortgage-backed securities | Fair Value
Noncurrent investments:
Noncurrent investments, debt securities	111.4	202.4
Mortgage-backed securities | Fair Value | Quoted Prices in Active Markets for Identical Assets (Level 1)
Noncurrent investments:
Noncurrent investments, debt securities	0.0	0.0
Mortgage-backed securities | Fair Value | Significant Other Observable Inputs (Level 2)
Noncurrent investments:
Noncurrent investments, debt securities	111.4	202.4
Mortgage-backed securities | Fair Value | Significant Unobservable Inputs (Level 3)
Noncurrent investments:
Noncurrent investments, debt securities	0.0	0.0
Asset-backed securities | Portion at Other than Fair Value Measurement
Short-term investments:
Short-term investments, debt securities	7.7	94.3
Noncurrent investments:
Noncurrent investments, debt securities	27.9	656.0
Asset-backed securities | Carrying Amount
Short-term investments:
Short-term investments, debt securities	7.6	94.2
Noncurrent investments:
Noncurrent investments, debt securities	27.7	653.9
Asset-backed securities | Fair Value
Short-term investments:
Short-term investments, debt securities	7.6	94.2
Noncurrent investments:
Noncurrent investments, debt securities	27.7	653.9
Asset-backed securities | Fair Value | Quoted Prices in Active Markets for Identical Assets (Level 1)
Short-term investments:
Short-term investments, debt securities	0.0	0.0
Noncurrent investments:
Noncurrent investments, debt securities	0.0	0.0
Asset-backed securities | Fair Value | Significant Other Observable Inputs (Level 2)
Short-term investments:
Short-term investments, debt securities	7.6	94.2
Noncurrent investments:
Noncurrent investments, debt securities	27.7	653.9
Asset-backed securities | Fair Value | Significant Unobservable Inputs (Level 3)
Short-term investments:
Short-term investments, debt securities	0.0	0.0
Noncurrent investments:
Noncurrent investments, debt securities	0.0	0.0
Other securities | Portion at Other than Fair Value Measurement
Noncurrent investments:
Equity Securities, FV-NI	29.7
Other securities | Carrying Amount
Noncurrent investments:
Equity Securities, FV-NI	87.8
Other securities | Fair Value
Noncurrent investments:
Equity Securities, FV-NI	87.8
Other securities | Fair Value | Quoted Prices in Active Markets for Identical Assets (Level 1)
Noncurrent investments:
Equity Securities, FV-NI	0.0
Other securities | Fair Value | Significant Other Observable Inputs (Level 2)
Noncurrent investments:
Equity Securities, FV-NI	0.0
Other securities | Fair Value | Significant Unobservable Inputs (Level 3)
Noncurrent investments:
Equity Securities, FV-NI	87.8
Marketable equity securities | Portion at Other than Fair Value Measurement
Noncurrent investments:
Equity Securities, FV-NI	238.3
Marketable equity securities | Carrying Amount
Noncurrent investments:
Equity Securities, FV-NI	357.5
Marketable equity securities | Fair Value
Noncurrent investments:
Equity Securities, FV-NI	357.5
Marketable equity securities | Fair Value | Quoted Prices in Active Markets for Identical Assets (Level 1)
Noncurrent investments:
Equity Securities, FV-NI	357.5
Marketable equity securities | Fair Value | Significant Other Observable Inputs (Level 2)
Noncurrent investments:
Equity Securities, FV-NI	0.0
Marketable equity securities | Fair Value | Significant Unobservable Inputs (Level 3)
Noncurrent investments:
Equity Securities, FV-NI	0.0
Other securities | Portion at Other than Fair Value Measurement
Short-term investments:
Short-term investments, debt securities	1.5	3.6
Noncurrent investments:
Noncurrent investments, debt securities		66.4
Other securities | Carrying Amount
Short-term investments:
Short-term investments, debt securities	1.5	3.6
Noncurrent investments:
Noncurrent investments, debt securities		132.1
Other securities | Fair Value
Short-term investments:
Short-term investments, debt securities	1.5	3.6
Noncurrent investments:
Noncurrent investments, debt securities		132.1
Other securities | Fair Value | Quoted Prices in Active Markets for Identical Assets (Level 1)
Short-term investments:
Short-term investments, debt securities	0.0	0.0
Noncurrent investments:
Noncurrent investments, debt securities		0.0
Other securities | Fair Value | Significant Other Observable Inputs (Level 2)
Short-term investments:
Short-term investments, debt securities	1.5	3.6
Noncurrent investments:
Noncurrent investments, debt securities		0.0
Other securities | Fair Value | Significant Unobservable Inputs (Level 3)
Short-term investments:
Short-term investments, debt securities	0.0	0.0
Noncurrent investments:
Noncurrent investments, debt securities		132.1
Marketable equity securities | Portion at Other than Fair Value Measurement
Noncurrent investments:
Marketable equity securities		131.0
Marketable equity securities | Carrying Amount
Noncurrent investments:
Marketable equity securities		281.3
Marketable equity securities | Fair Value
Noncurrent investments:
Marketable equity securities		281.3
Marketable equity securities | Fair Value | Quoted Prices in Active Markets for Identical Assets (Level 1)
Noncurrent investments:
Marketable equity securities		281.3
Marketable equity securities | Fair Value | Significant Other Observable Inputs (Level 2)
Noncurrent investments:
Marketable equity securities		0.0
Marketable equity securities | Fair Value | Significant Unobservable Inputs (Level 3)
Noncurrent investments:
Marketable equity securities		0.0
Cost and equity method investments | Carrying Amount
Noncurrent investments:
Cost and equity method investments	$ 289.2	$ 572.5